UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22392

Cohen & Steers Preferred Securities and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 44.4%
BANK 11.3%
Citigroup Capital VIII, 6.95%, due 9/15/31 (TruPS)	75,325	$1,828,138
Citigroup Capital XIII, 7.875, Due 10/30/40	125,000	3,247,500
Citigroup Capital XVI, 6.45%, due 12/31/66, Series W	17,400	400,548
Fifth Third Capital Trust VI, 7.25%, due 11/15/67	42,675	1,054,499
KeyCorp Capital IX, 6.75%, due 12/15/66	10,479	261,346
National City Capital Trust II, 6.625%, due 11/15/36	31,048	773,406
National City Capital Trust III, 6.625%, due 5/25/67	25,600	639,744
USB Capital X, 6.50%, due 4/12/66	7,378	189,984
Wachovia Corp., 7.25%, Series A	23,629	610,573
Wells Fargo & Co., 7.50%, Series L	1,300	1,307,800
		10,313,538
BANK—FOREIGN 8.9%
Barclays Bank PLC, 7.10%, Series III	29,975	746,378
Barclays Bank PLC, 7.75%, Series IV	50,387	1,277,814
Deutsche Bank Contingent Capital Trust II, 6.55%	20,633	506,747
Deutsche Bank Contingent Capital Trust III, 7.60%	40,462	1,075,480
HSBC Holdings PLC, 8.00%, Series II	44,600	1,203,308
Lloyds Banking Group PLC, 7.750%, due, 7/15/50	48,050	1,273,325
National Westminster Bank PLC, 7.76%, Series C	48,125	1,149,706
Santander Finance Preferred, 10.50%, Series X	31,300	885,164
		8,117,922
ELECTRIC—INTEGRATED 0.5%
FPC Capital I, 7.10%, due 5/13/39, Series A (QUIPS)	16,719	426,669
FINANCE 3.2%
CREDIT CARD 0.5%
Capital One Capital II, 7.50%, due 6/15/66 (TruPS)	16,975	426,921
INVESTMENT BANKER/BROKER 0.6%
Morgan Stanley Capital Trust III, 6.25%, due 3/1/33	7,100	171,465
Morgan Stanley Capital Trust VII, 6.600%, due 10/15/66	16,775	415,349
		586,814

	Number of Shares	Value
MORTGAGE LOAN/BROKER 2.1%
Countrywide Capital IV, 6.75%, due 4/1/33	60,525	$1,458,047
Countrywide Capital V, 7.00%, due 11/1/36	17,100	421,173
		1,879,220
TOTAL FINANCE		2,892,955
INSURANCE 8.1%
LIFE/HEALTH INSURANCE - FOREIGN 1.6%
Aegon NV, 6.875%	34,500	826,275
Aegon NV, 7.25%	26,200	647,402
		1,473,677
MULTI-LINE 1.0%
American Financial Group, 7.00%, due 9/30/50	25,000	623,000
MetLife, 6.50%, Series B	13,000	320,450
		943,450
MULTI-LINE—FOREIGN 4.4%
Allianz SE, 8.375%	49,175	1,340,019
ING Groep N.V., 7.375%	75,311	1,828,551
ING Groep N.V., 8.50%	30,193	784,112
		3,952,682
REINSURANCE—FOREIGN 1.1%
Arch Capital Group Ltd., 7.875%, Series B	14,425	369,280
Axis Capital Holdings Ltd., 7.25%, Series A	23,700	592,737
		962,017
TOTAL INSURANCE		7,331,826
INTEGRATED TELECOMMUNICATIONS SERVICES 0.4%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A	15,775	396,583
MEDIA—DIVERSIFIED SERVICES 1.0%
CBS Corp, 6.75%, due 3/27/56	17,100	432,630
Comcast Corp., 6.625%, due 5/15/56	18,050	468,217
		900,847

	Number of Shares	Value
REAL ESTATE 11.0%
DIVERSIFIED 2.0%
Duke Realty Corp., 6.60%, Series L	4,729	$112,881
Duke Realty Corp., 6.95%, Series M	11,341	282,051
Harris Preferred Capital Corp., 7.375%, Series A	9,300	235,848
Lexington Corporate Properties Trust, 8.05%, Series B	30,100	755,811
Vornado Realty Trust, 6.625%, Series G	6,222	152,812
Vornado Realty Trust, 6.75%, Series H	12,000	298,560
		1,837,963
INDUSTRIAL 0.3%
ProLogis Trust, 6.75%, Series F	11,109	261,839
OFFICE 1.2%
Cousins Properties, 7.50%, Series B	30,000	732,000
HRPT Properties Trust, 6.50%, Series D	14,000	311,080
		1,043,080
RESIDENTIAL— APARTMENT 2.8%
Alexandria Real Estate Equities, 7.00%, Series D	40,000	936,000
Apartment Investment & Management Co., 7.75%, Series U	62,000	1,572,940
		2,508,940
SHOPPING CENTER 4.1%
COMMUNITY CENTER 3.2%
Cedar Shopping Centers, 8.875%, Series A	30,000	771,000
Developers Diversified Realty Corp., 7.375%, Series H	16,000	383,840
Developers Diversified Realty Corp., 7.50%, Series I	45,000	1,091,250
Kimco Realty Corp., 7.75%, Series G	17,468	447,530
Saul Centers, 9.00%, Series B	7,000	186,900
		2,880,520
REGIONAL MALL 0.9%
CBL & Associates Properties, 7.375%, Series D	37,000	882,080
TOTAL SHOPPING CENTER		3,762,600

	Number of Shares	Value
SPECIALTY 0.6%
Entertainment Properties Trust, 7.375%, Series D	23,039	$552,015
TOTAL REAL ESTATE		9,966,437
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$39,305,651)		40,346,777
PREFERRED SECURITIES—CAPITAL SECURITIES 50.1%
BANK 14.4%
Bank of America Corp., 8.125%, due 12/29/49	2,550,000	2,633,615
BB&T Capital Trust IV, 6.82%, due 6/12/57	600,000	602,250
Citigroup Capital III, 7.625%, due 12/01/36	1,000,000	1,069,101
Farm Credit Bank of Texas, 10.00%, 12/15/20, Series 1	1,500	1,563,281
Fifth Third Capital Trust IV, 6.500%, due 4/15/37, (FRN)	1,000,000	961,250
JPMorgan Chase & Co., 7.90%, due 4/29/49	3,100,000	3,333,340
NB Capital Trust II, 7.830%, due 12/15/26	200,000	206,760
PNC Preferred Funding Trust I, 8.70%, due 3/29/49, 144A(a)	400,000	421,761
Wells Fargo & Co., 7.98%, due 3/29/49	2,150,000	2,273,625
		13,064,983

	Number of Shares	Value
BANK—FOREIGN 9.8%
Abbey National Capital Trust I, 8.963%, due 12/29/49	100,000	$109,109
Barclays Bank PLC, 6.278%, due 12/31/49	500,000	443,750
Barclays Bank PLC, 6.860%, due 09/29/49, 144A (FRN) (United Kingdom)(a)	2,400,000	2,292,000
BNP Paribas, 7.195%, due 12/31/49, 144A(a)	400,000	400,000
Claudius Ltd., 7.875%, due 12/29/49 (United Kingdom)	400,000	414,340
HSBC Capital Funding LP, 10.176%, due 12/29/49, 144A(a)	500,000	656,250
Intesa Sanpaolo SpA, 9.50%, due 6/1/16 (Italy)	1,000,000	1,399,377
LBG Capital No.1 PLC, 8.00%, due 12/29/49, 144A (United Kingdom)(a)	1,100,000	1,023,000
Lloyds TSB Bank PLC, 6.50%, due 9/14/20, 144A (United Kingdom)(a)	250,000	252,867
Rabobank Nederland, 11.00%, due 6/29/49, 144A(a)	600,000	782,309
SMFG Preferred Capital, 9.500%, due 07/29/49, 144A (FRN) (a)	400,000	454,957
Standard Chartered PLC, 7.014%, due 7/29/49, 144A(a)	700,000	681,858
		8,909,817
CONSUMER NON-CYCLICAL—RETAIL 0.5%
CVS Caremark Corp., 6.302%, due 6/1/37	550,000	508,943
FINANCE 4.5%
CREDIT CARD 3.2%
American Express Co., 6.80%, due 9/1/66	1,450,000	1,460,875
Capital One Capital III, 7.686%, due 8/15/36	1,450,000	1,486,250
		2,947,125
INVESTMENT ADVISORY SERVICES 0.4%
Ameriprise Financial, 7.518%, 6/1/66, (FRN)	400,000	401,000
INVESTMENT BANKER/BROKER 0.9%
Schwab Capital Trust I, 7.50%, due 11/15/37	750,000	771,129
TOTAL FINANCE		4,119,254

	Number of Shares	Value
INSURANCE 13.9%
LIFE/HEALTH INSURANCE 4.2%
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144A(a)	1,200,000	$1,176,000
Lincoln National Corp., 7.00%, due 5/17/66	1,000,000	950,000
Prudential Financial, due 6/15/38, (FRN)	1,500,000	1,687,500
		3,813,500
MULTI-LINE 3.4%
Metlife Capital Trust IV, 7.875%, due 12/15/37, 144A(a)	1,850,000	1,951,750
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(a)	925,000	1,096,125
		3,047,875
MULTI-LINE—FOREIGN 2.7%
AXA SA, 6.379%, due 12/29/49, 144A(a)	1,800,000	1,579,500
ZFS Finance USA Trust II, 6.45%, due 12/15/65, 144A(a)	950,000	912,000
		2,491,500
PROPERTY CASUALTY 1.4%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a)	1,325,000	1,265,375
PROPERTY CASUALTY - FOREIGN 1.4%
ACE Capital Trust II, 9.70%, due 4/1/30	1,000,000	1,242,140
REINSURANCE - FOREIGN 0.8%
Catlin Insurance Co., 7.249%, due 12/31/49, 144A(a)	900,000	738,000
TOTAL INSURANCE		12,598,390
INTEGRATED TELECOMMUNICATIONS SERVICES 1.3%
Centaur Funding Corp., 9.089%, due 4/21/20, 144A(a)	1,080	1,179,225
PIPELINES 3.1%
Enbridge Energy Partners LP, 8.05%, due 10/1/37	1,300,000	1,326,886
Enterprise Products Operating LP, 8.375%, due 8/1/66	1,400,000	1,462,926
		2,789,812
INDUSTRIAL—RAILROAD 1.1%
BNSF Funding Trust I, 6.613%, due 12/15/55	1,000,000	1,007,484

	Number of Shares	Value
UTILITIES 1.5%
ELECTRIC UTILITIES 0.4%
FPL Group Capital, 7.30%, due 9/1/67, Series D	350,000	$357,480
MULTI UTILITIES 1.1%
Dominion Resources, 7.50%, due 6/30/66, Series A	300,000	306,353
PPL Capital Funding, 6.70%, due 3/30/67, Series A	780,000	741,952
		1,048,305
TOTAL UTILITIES		1,405,785
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$44,425,416)		45,583,693

	Principal Amount
CORPORATE BONDS 1.7%
BANK 0.5%
JP Morgan Chase Capital XXII, 6.45%, due 2/2/37, Series V	$500,000	502,273
INTEGRATED TELECOMMUNICATIONS SERVICES 1.1%
Citizens Communications Co., 9.00%, due 8/15/31	600,000	642,750
Embarq Corp., 7.995%, due 6/1/36	300,000	319,867
		962,617
REAL ESTATE—SPECIALTY 0.1%
Entertainment Properties Trust, 7.750%, due 7/15/20, 144A (a)	100,000	101,625
TOTAL CORPORATE BONDS (Identified cost—$1,494,254)		1,566,515

		Number of Shares	Value
SHORT-TERM INVESTMENTS 5.3%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.06%(b)		2,400,157	$2,400,157
State Street Institutional Liquid Reserves Fund, 0.26%(b)		2,400,625	2,400,625

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,800,782)			4,800,782

TOTAL INVESTMENTS (Identified cost—$90,026,103)	101.6%		92,297,767

LIABILITIES IN EXCESS OF OTHER ASSETS	(1.6)		(1,465,455)

NET ASSETS	100.0%		$90,832,312

Glossary of Portfolio Abbreviations
FRN	Floating Rate Note
QUIPS	Quarterly Income Preferred Securities
TruPS	Trust Preferred Securities

Note: Percentages indicated are based on the net assets of the Fund.

(a) Resale is restricted to qualified institutional investors. Aggregate holdings equal 18.7% of net assets of the Fund.

(b) Rate quoted represents the seven day yield of the fund.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below:

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities - $25 Par Value - Bank	$10,313,538	$7,066,038	$—	$3,247,500
Preferred Securities - $25 Par Value — Insurance — Multi- Line — Foreign	3,952,682	2,612,663	1,340,019	—
Preferred Securities - $25 Par Value — Other Industries	26,080,557	26,080,557	—	—
Preferred Securities - Capital Securities — Bank — Foreign	8,909,817	—	8,466,067	443,750
Preferred Securities - Capital Securities - Other Industries	36,673,876	—	36,673,876	—
Corporate Bonds	1,566,515	—	1,566,515	—
Money Market Funds	4,800,782	—	4,800,782	—
Total Investments	$92,297,767	$35,759,258	$52,847,259	$3,691,250

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Investments in Securities
Balance as of May 3, 2010 (commencement of operations)	$—
Accrued discounts	60
Change in unrealized appreciation	153,690
Net purchases	3,537,500
Balance as of September 30, 2010	$3,691,250

The change in unrealized appreciation attributable to securities owned on September 30, 2010 which were valued using significant unobservable inputs (Level 3) amounted to approximately $153,690.

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 preferred securities were valued by a pricing service which has utilized independent broker quotes.

Note 2. Income Tax Information

As of September 30, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$2,339,655
Gross unrealized depreciation	(67,991)
Net unrealized appreciation	$2,271,664

Cost for federal income tax purposes	$90,026,103

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

By:	s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	s/Adam M. Derechin	By:	s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 24, 2010